Cover	Apr. 02, 2026
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Albert Origin Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Central Index Key	0002083031
Amendment Flag	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 3